Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total		Total shareholders' equity	Common shares	Additional paid-in capital	Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests		Bank		Bank Total shareholders' equity	Bank Common shares	Bank Additional paid-in capital	Bank Retained earnings	Bank Treasury shares, at cost		Bank Accumulated other comprehensive income	Bank Noncontrolling interests
Balance at Dec. 31, 2015		SFr 45,018		SFr 44,382	SFr 78	SFr 31,925	SFr 29,139	SFr (125)	SFr (16,635)	SFr 636		SFr 46,696		SFr 45,412	SFr 4,400	SFr 40,999	SFr 13,307	SFr 0		SFr (13,294)	SFr 1,284
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(19)		(13)		(13)				(6)		(19)		(13)		(13)					(6)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(103)								(103)		(118)									(118)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		112								112		120									120
Net income/(loss)		(2,707)		(2,710)			(2,710)			3		(2,889)		(2,883)			(2,883)				(6)
Total other comprehensive income/(loss), net of tax		(117)		(112)					(112)	(5)		(395)		(412)						(412)	17
Issuance of common shares		1,667		1,667	6	1,661
Sale of treasury shares		16,167		16,167		7		16,160
Repurchase of treasury shares		(16,197)		(16,197)				(16,197)
Share-based compensation, net of tax		340		340		178		162				168		168		168
Financial instruments indexed to own shares		(164)		(164)		(164)
Dividends on share-based compensation, net of tax												(41)		(41)		(41)
Dividends paid		(1,435)		(1,435)								(146)		(146)			(146)
Dividends paid out of reserves from capital contributions						(1,435)
Change in scope of consolidation, net		(194)								(194)		(192)		2		2					(194)
Other		(57)		(28)		(28)				(29)		674		702		702					(28)
Balance at Dec. 31, 2016		42,311		41,897	84	32,131	25,954	0	(16,272)	414		43,858		42,789	4,400	41,817	9,814	0		(13,242)	1,069
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax							(475)		475								(464)			464
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(163)								(163)		(189)									(189)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		65								65		65									65
Net income/(loss)		(948)		(983)			(983)			35		(1,228)		(1,255)			(1,255)				27
Total other comprehensive income/(loss), net of tax		(2,473)		(2,466)					(2,466)	(7)		(2,726)		(2,690)						(2,690)	(36)
Issuance of common shares		5,213		5,213	18	5,195
Sale of treasury shares		12,034		12,034		1		12,033
Repurchase of treasury shares		(12,757)		(12,757)				(12,757)
Share-based compensation, net of tax		657		657		36		621				6		6		6
Financial instruments indexed to own shares		19		19		19
Dividends on share-based compensation, net of tax												(79)		(79)		(79)
Dividends paid		(1,550)		(1,546)								(13)		(10)			(10)
Dividends paid out of reserves from capital contributions						(1,546)
Cash dividends paid to noncontrolling interest holders										(4)											(3)
Change in scope of consolidation, net		(41)								(41)		(41)									(41)
Other		(180)		(168)		(168)				(12)		3,922		3,934		3,974	(40)				(12)
Balance at Dec. 31, 2017		42,189		41,902	102	35,668	24,973	(103)	(18,738)	287		43,550		42,670	4,400	45,718	8,484	0	[1]	(15,932)	880
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax		2		2			2					(25)		(25)			(25)
Purchase of subsidiary shares from noncontrolling interests, changing ownership												(5)		(1)		(1)					(4)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(69)	[2],[3]							(69)	[2],[3]	(70)	[4],[5]								(70)	[4],[5]
Sale of subsidiary shares to noncontrolling interests, changing ownership				2		2				(2)				2		2					(2)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		30	[3]							30	[3]	30	[5]								30	[5]
Net income/(loss)		2,011		2,024			2,024			(13)		1,722		1,729			1,729				(7)
Total other comprehensive income/(loss), net of tax		776		778					778	(2)		1,117		1,113						1,113	4
Sale of treasury shares		11,693		11,693		(28)		11,721
Repurchase of treasury shares		(12,441)		(12,441)				(12,441)
Share-based compensation, net of tax		642		642		(120)		762				(140)		(140)		(140)
Financial instruments indexed to own shares	[6]	28		28		28
Dividends on share-based compensation, net of tax												(22)		(22)		(22)
Dividends paid		(666)		(661)								(15)		(10)			(10)
Dividends paid out of reserves from capital contributions	[7]					(661)
Cash dividends paid to noncontrolling interest holders										(5)											(5)
Change in scope of consolidation, net		(129)								(129)		(128)									(128)
Balance at Dec. 31, 2018		44,019		43,922	SFr 102	SFr 34,889	26,973	SFr (61)	(17,981)	SFr 97		45,994		45,296	SFr 4,400	SFr 45,557	10,179	SFr 0	[1]	(14,840)	SFr 698
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax		SFr (45)		SFr (45)			SFr (24)		SFr (21)			SFr (45)		SFr (45)			SFr (24)			SFr (21)

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[5]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[6]	Includes certain call options the Group purchased on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[7]	Paid out of capital contribution reserves.